UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	330 E Kilbourn Avenue
		Suite 1475
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

330 E Kilbourn Avenue, Suite 1475

August 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  78
Form 13F Information Table Value Total:  521011 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101      524 16200.000000 SH   Sole             16200.000000
Ancestry.com Inc               COM              032803108    11165 405550.000000 SH  Sole            405550.000000
Arrow Electronics              COM              042735100     7624 232377.000000 SH  Sole            232377.000000
Arthur J Gallagher & Co        COM              363576109     5215 148700.000000 SH  Sole            148700.000000
Aspen Technology Inc           COM              045327103     7234 312502.000000 SH  Sole            312502.000000
Associated Banc-Corp           COM              045487105     8111 614917.000000 SH  Sole            614917.000000
Astec Industries Inc           COM              046224101     4632 150974.000000 SH  Sole            150974.000000
Avid Technologies Inc          COM              05367P100     2050 275908.000000 SH  Sole            275908.000000
BE Aerospace Inc               COM              073302101     9169 210000.000000 SH  Sole            210000.000000
Banco Santander Brazil SA      COM              05967A107       93 12000.000000 SH   Sole             12000.000000
Beacon Roofing Supply          COM              073685109     5452 216187.000000 SH  Sole            216187.000000
Blackrock Income Tr Inc        COM              09247F100      235 31400.000000 SH   Sole             31400.000000
Brunswick Corp                 COM              117043109     6746 303600.000000 SH  Sole            303600.000000
Cardtronics Inc                COM              14161H108     8565 283530.000000 SH  Sole            283530.000000
Celanese Corp.                 COM              150870103     6614 191050.000000 SH  Sole            191050.000000
Chicago Bridge & Iron          COM              167250109    10851 285850.000000 SH  Sole            285850.000000
Ciena Corporation              COM              171779309     7272 444250.000000 SH  Sole            444250.000000
Cintas                         COM              172908105     1593 41248.000000 SH   Sole             41248.000000
Cisco Systems Inc              COM              17275R102      369 21500.000000 SH   Sole             21500.000000
Citrix Systems Inc             COM              177376100      630 7500.000000 SH    Sole              7500.000000
Cobiz Financial Inc            COM              190897108     1323 211403.000000 SH  Sole            211403.000000
Columbia Banking Systems Inc.  COM              197236102     2376 126438.000000 SH  Sole            126438.000000
Columbus McKinnon Corp         COM              199333105     3780 250478.000000 SH  Sole            250478.000000
Comerica                       COM              200340107     6842 222804.000000 SH  Sole            222804.000000
Con-Way Inc                    COM              205944101     9882 273650.000000 SH  Sole            273650.000000
Coviden PLC                    COM              G2554F113      401 7500.000000 SH    Sole              7500.000000
Crane Co                       COM              224399105     7409 203650.000000 SH  Sole            203650.000000
Cree Inc.                      COM              225447101     6428 250400.000000 SH  Sole            250400.000000
Crocs Incorporated             COM              227046109     6827 422700.000000 SH  Sole            422700.000000
Douglas Dynamics Inc           COM              25960R105     3368 236318.000000 SH  Sole            236318.000000
Du Pont E I De Nemours & Co    COM              263534109      440 8700.000000 SH    Sole              8700.000000
Dynamic Materials Corp         COM              267888105     3064 176824.000000 SH  Sole            176824.000000
Ferro Corp                     COM              315405100     3205 667700.000000 SH  Sole            667700.000000
Fifth & Pacific Inc            COM              316645100    12953 1207178.000000 SH Sole           1207178.000000
First Midwest Bancorp          COM              320867104      738 67200.000000 SH   Sole             67200.000000
Fiserv Inc.                    COM              337738108     4261 59000.000000 SH   Sole             59000.000000
Forest Oil Corp                COM              346091705     4806 655650.000000 SH  Sole            655650.000000
Foster Wheeler AG              COM              H27178104     3346 193807.000000 SH  Sole            193807.000000
G&K Inc Cl A                   COM              361268105     6314 202441.000000 SH  Sole            202441.000000
Greatbatch Inc                 COM              39153L106    10016 441051.000000 SH  Sole            441051.000000
HealthSouth Corp               COM              421924309    12963 557319.000000 SH  Sole            557319.000000
Henry Jack & Associates        COM              426281101      373 10800.000000 SH   Sole             10800.000000
Heritage-Crystal Clean Inc     COM              42726M106     1959 119804.000000 SH  Sole            119804.000000
Hexcel Corp                    COM              428291108    12143 470829.000000 SH  Sole            470829.000000
Hologic Inc                    COM              436440101    10947 606800.000000 SH  Sole            606800.000000
Interpublic Group of Companies COM              460690100    14081 1297800.000000 SH Sole           1297800.000000
Johnson Controls Inc           COM              478366107      823 29700.000000 SH   Sole             29700.000000
Juniper Networks               COM              48203R104      362 22200.000000 SH   Sole             22200.000000
Kennametal Inc.                COM              489170100     3343 100843.000000 SH  Sole            100843.000000
Kforce Inc                     COM              493732101      194 14400.000000 SH   Sole             14400.000000
Kinder Morgan Fractional Share COM              EKE55U103        0 24042.650000 SH   Sole             24042.650000
Kinder Morgan Management LL    COM              49455U100     1125 15329.015611 SH   Sole             15329.015611
Lam Research Corp              COM              512807108     8886 235450.000000 SH  Sole            235450.000000
Leggett & Platt Inc            COM              524660107     3753 177600.000000 SH  Sole            177600.000000
LogMeIn                        COM              54142L109     8042 263514.000000 SH  Sole            263514.000000
MDC Partners Inc               COM              552697104    10667 940675.000000 SH  Sole            940675.000000
MGIC Investment Corp.          COM              552848103     1207 419200.000000 SH  Sole            419200.000000
Manpower Inc.                  COM              56418H100     8765 239150.000000 SH  Sole            239150.000000
MedAssets Inc                  COM              584045108    10940 813350.000000 SH  Sole            813350.000000
Meridian Bioscience Inc        COM              589584101     7465 364854.000000 SH  Sole            364854.000000
Metlife Inc                    COM              59156R108      565 18300.000000 SH   Sole             18300.000000
Mobile Mini Inc                COM              60740F105     8428 585287.000000 SH  Sole            585287.000000
Modine Manufacturing Co        COM              607828100     3877 559412.000000 SH  Sole            559412.000000
Molex Inc A                    COM              608554200     9543 471744.000000 SH  Sole            471744.000000
National Instruments Corp      COM              636518102     3839 142924.000000 SH  Sole            142924.000000
Netapp Inc                     COM              64110D104      356 11200.000000 SH   Sole             11200.000000
Open Table Inc                 COM              68372A104    11147 247650.000000 SH  Sole            247650.000000
PAREXEL International Corp     COM              699462107     9094 322134.000000 SH  Sole            322134.000000
Parametric Technology          COM              699173209     8399 400739.000000 SH  Sole            400739.000000
Patterson Companies Inc        COM              703395103     6847 198648.000000 SH  Sole            198648.000000
Power Integrations Inc         COM              739276103     4835 129612.000000 SH  Sole            129612.000000
Prudential Financial Inc       COM              744320102      242 5000.000000 SH    Sole              5000.000000
Reinsurance Group of           COM              759351604     4118 77400.000000 SH   Sole             77400.000000
Riverbed Technology            COM              768573107     5022 310961.000000 SH  Sole            310961.000000
Robert Half International      COM              770323103     1167 40850.000000 SH   Sole             40850.000000
Rowan Companies Inc.           COM              779382100     7607 235300.000000 SH  Sole            235300.000000
Royal Caribbean Cruises Ltd    COM              V7780T103    11443 439600.000000 SH  Sole            439600.000000
SPX Corp                       COM              784635104    12481 191077.000000 SH  Sole            191077.000000
Sandy Spring Bancorp Inc       COM              800363103     3309 183855.000000 SH  Sole            183855.000000
Sapient Corporation            COM              803062108     5183 514657.000000 SH  Sole            514657.000000
Scansource Inc                 COM              806037107     3988 130150.000000 SH  Sole            130150.000000
Sothebys Holdings Inc          COM              835898107     3363 100800.000000 SH  Sole            100800.000000
TCF Financial Corp             COM              872275102      158 13800.000000 SH   Sole             13800.000000
Texas Roadhouse Inc            COM              882681109     7327 398316.000000 SH  Sole            398316.000000
Trex Co Inc                    COM              89531P105      527 17500.000000 SH   Sole             17500.000000
Twin Disc Incorporat           COM              901476101     2177 117750.000000 SH  Sole            117750.000000
US Bancorp                     COM              902973304      933 29000.000000 SH   Sole             29000.000000
UTI Worldwide Inc              COM              G87210103     6446 441200.000000 SH  Sole            441200.000000
Unit Corp                      COM              909218109     3154 85500.000000 SH   Sole             85500.000000
United Health Services C       COM              913903100     6921 160350.000000 SH  Sole            160350.000000
Urban Outfitters Inc           COM              917047102     7408 268500.000000 SH  Sole            268500.000000
VCA Antech                     COM              918194101     4876 221833.000000 SH  Sole            221833.000000
VeriFone Systems Inc           COM              92342Y109     3258 98450.000000 SH   Sole             98450.000000
Walker & Dunlop Inc            COM              93148P102      197 15336.000000 SH   Sole             15336.000000
Werner Enterprises Inc.        COM              950755108     3340 139800.000000 SH  Sole            139800.000000
Whiting Petroleum Corp         COM              966387102     7861 191165.000000 SH  Sole            191165.000000
Winnebago IndustriesInc        COM              974637100    11881 1165900.000000 SH Sole           1165900.000000
Zions Bancorp                  COM              989701107     9735 501300.000000 SH  Sole            501300.000000